CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income (Loss)	$ (4,408)	$ 2,396	$ 62
Other comprehensive income (loss), net
Net unrealized gains (losses) from derivatives	(672)	(686)	174
Reclassification adjustments for gains from derivatives included in net income	331	894	(243)
Total other comprehensive income (loss)	(341)	208	(69)
Total comprehensive income (loss)	$ (4,749)	$ 2,604	$ (7)